Additional capital disclosures	12 Months Ended
Mar. 31, 2022
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Additional capital disclosures
23. Additional capital disclosures
The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company’s focus is to keep strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required without impacting the risk profile of the Company.
The Company’s goal is to continue to be able to return excess liquidity to shareholders by continuing to distribute annual dividends in future periods. The amount of future dividends/ buyback of equity shares will be balanced with efforts to continue to maintain an adequate liquidity status.
The capital structure as at March 31, 2021 and 2022 was as follows:

	As at March 31,
	2021		2022		% Change
Equity attributable to the equity shareholders of the Company	₹	553,095	₹	658,158	19.0%

As percentage of total capital		84%		79%
Current loans, borrowings and bank overdrafts		75,874		95,233
Non-current long-term loans and borrowings		7,458		56,463
Lease liabilities		21,182		24,233

Total loans, borrowings and bank overdrafts and lease liabilities	₹	104,514	₹	175,929	68.3%
As percentage of total capital		16%		21%

Total capital	₹	657,609	₹	834,087	26.8%

Loans and borrowings represent 16% and 21% of total capital as at March 31, 2021 and 2022, respectively. The Company is not subjected to any externally imposed capital requirements.